Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Directors [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 6.4	£ 7.6
Amounts paid under LTIPs	0.0	0.2
Total directors expense in accordance with companies act 2006	6.4	7.8
Highest paid director [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	3.0	3.2
Amounts paid under LTIPs	0.0	0.0
Total directors expense in accordance with companies act 2006	£ 3.0	£ 3.2